LONG-TERM INVESTMENTS - Equity method investments (Details) $ in Thousands	1 Months Ended					12 Months Ended
	Oct. 31, 2019 CNY (¥) shares	Jun. 30, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Sep. 30, 2017 CNY (¥)	Jul. 31, 2017 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	May 31, 2018
Subsidiary or Equity Method Investee [Line Items]
Equity method investments						¥ 57,491,000		¥ 206,823,000	¥ 219,935,000
Share of (loss) in equity method investments						(21,317,000)	$ (3,268)	(29,455,000)	(41,143,000)
Gain (loss) on disposal of equity method investments								(59,058,000)	(2,035,000)
Impairment loss						1,221,000		0
CSJ Golden Bull
Subsidiary or Equity Method Investee [Line Items]
Equity method investments						¥ 22,135,000		¥ 26,675,000
Purchase of investments, cash consideration				¥ 40,900,000
Equity interest (as a percent)						25.00%		25.00%
Share of (loss) in equity method investments						¥ (4,540,000)		¥ (6,764,000)	(6,181,000)
Suzhou Qingyu
Subsidiary or Equity Method Investee [Line Items]
Equity method investments								¥ 19,092,000
Purchase of investments, cash consideration		¥ 20,000,000			¥ 10,000,000
Equity interest (as a percent)		9.88%						13.03%		20.00%
Share of (loss) in equity method investments						(4,648,000)		¥ (4,615,000)	¥ (5,083,000)
Purchase of equity interest (as a percent)		3.15%			20.00%
Suzhou Qingyu | Minimum
Subsidiary or Equity Method Investee [Line Items]
Equity interest (as a percent)										9.88%
Suzhou Qingyu | Maximum
Subsidiary or Equity Method Investee [Line Items]
Equity interest (as a percent)					20.00%
Cornerstone Unicorn No.3 Private Equity Investment Fund
Subsidiary or Equity Method Investee [Line Items]
Equity method investments								¥ 132,859,000
Purchase of investments, cash consideration	¥ 141,460,000
Equity interest (as a percent)								92.00%
Number of fund shares purchased | shares	141,460,000
Total number of fund shares | shares	152,460,000
Others
Subsidiary or Equity Method Investee [Line Items]
Equity method investments						¥ 35,356,000		¥ 28,197,000
Ningbo Weilie Investment [Member]
Subsidiary or Equity Method Investee [Line Items]
Total consideration			¥ 20,000,000